Related parties (Details) € in Millions			3 Months Ended		9 Months Ended
	Aug. 04, 2025 EUR (€)	Jan. 01, 2022 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	€ 3.4							€ 0.8
Outstanding commitments made by entity, related party transactions							€ 1.7
Explanation of details of guarantees given or received of outstanding balances for related party transaction	1.4 million
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses			€ 0.1	€ 0.1	€ 0.3	€ 0.2
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Services Agreement, Annual Fee, Related Party Transactions | $		$ 4